Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (95.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (10.7%)
Bharti Airtel, Ltd.	India	670,962	13,574
Telkom Indonesia Persero Tbk PT	Indonesia	63,839,300	9,313
Tencent Holdings, Ltd.	China	1,422,700	90,672

Total			113,559

Consumer Discretionary (17.6%)
Alibaba Group Holding, Ltd.	China	3,051,900	50,602
ANTA Sports Products, Ltd.	China	1,658,200	18,308
Indian Hotels Co., Ltd.	India	1,433,779	13,183
Li Auto, Inc. - Class A *	China	748,800	9,528
Mahindra & Mahindra, Ltd.	India	484,798	15,075
Meituan Dianping - Class B *	China	1,113,400	22,511
MercadoLibre, Inc. *	Brazil	5,411	10,556
Midea Group Co., Ltd. *	China	1,181,000	12,020
Midea Group Co., Ltd. - Class A	China	1,001,066	10,854
Talabat Holding PLC *	United Arab Emirates	24,944,850	9,622
Trip.com Group, Ltd.	China	228,650	14,594

Total			186,853

Consumer Staples (3.7%)
Fomento Economico
Mexicano SAB de CV, ADR	Mexico	106,504	10,393
Hindustan Unilever, Ltd.	India	251,433	6,641
Kweichow Moutai Co., Ltd. - Class A	China	64,973	13,994
Raia Drogasil SA	Brazil	2,534,471	8,461

Total			39,489

Energy (0.7%)
PRIO SA *	Brazil	1,070,099	7,463

Total			7,463

Financials (22.7%)
Abu Dhabi Islamic Bank PJSC	United Arab Emirates	3,520,206	15,384
AIA Group, Ltd.	Hong Kong	1,990,000	15,043
Al Rajhi Bank	Saudi Arabia	955,800	25,973
Bank Negara Indonesia Persero Tbk PT *	Indonesia	68,599,000	17,387
China Merchants Bank Co., Ltd. - Class H	China	2,465,500	14,508
Cholamandalam Investment and Finance Co., Ltd.	India	692,929	12,297
HDFC Bank, Ltd.	India	1,279,376	27,251
ICICI Bank, Ltd.	India	1,618,318	25,499
Itausa SA - Rights *	Brazil	101,015	53
Itausa SA - Preference Shares	Brazil	7,337,683	12,151
Kaspi.KZ Joint Stock Co., ADR	Kazakhstan	77,564	7,202
National Bank of Greece SA	Greece	638,457	6,579
Nu Holdings, Ltd. *	Brazil	1,039,092	10,640
PICC Property & Casualty Co., Ltd.	China	9,811,900	18,167

Common Stocks (95.5%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Sanlam, Ltd.	South Africa	2,171,589	9,772
Sberbank of Russia PJSC Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	751,800	13,562
Shinhan Financial Group Co., Ltd.	South Korea	277,343	8,856

Total			240,324

Health Care (2.2%)
J.B. Chemicals & Pharmaceuticals Ltd.	India	286,065	5,410
Shenzhen Mindray Bio- Medical Electronics Co., Ltd. - Class A	China	162,215	5,260
Torrent Pharmaceuticals Ltd.	India	340,505	12,799

Total			23,469

Industrials (8.9%)
Contemporary Amperex Technology Co., Ltd. - Class A	China	651,989	22,851
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	351,650	9,627
Havells India, Ltd.	India	533,249	9,522
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	South Korea	118,442	16,257
InPost SA *	Poland	401,310	5,906
NARI Technology Co., Ltd. - Class A	China	3,814,898	11,546
Samsung C&T Corp.	South Korea	85,731	6,850
Samsung E&A Co., Ltd.	South Korea	505,105	6,851
Shenzhen Envicool Technology Co., Ltd. - Class A	China	816,300	4,418

Total			93,828

Information Technology (19.5%)
Accton Technology Corp.	Taiwan	558,000	9,862
Delta Electronics, Inc.	Taiwan	920,000	10,141
Globant SA *	United States	73,795	8,687
MediaTek, Inc.	Taiwan	509,000	21,463
Samsung Electronics Co., Ltd.	South Korea	21,653	857
SK Hynix, Inc.	South Korea	125,361	16,624
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,076,290	113,638
Tata Consultancy Services, Ltd.	India	391,123	16,437
Yageo Corp.	Taiwan	595,244	8,712

Total			206,421

Materials (4.3%)
Grupo Mexico SAB de CV	Mexico	2,041,299	10,206
Southern Copper Corp.	Mexico	249,974	23,363
UltraTech Cement, Ltd.	India	91,615	12,278

Total			45,847

Emerging Markets Equity Portfolio

Common Stocks (95.5%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (2.6%)
Aldar Properties PJSC	United Arab Emirates	4,926,259	11,300
China Resources Land, Ltd.	China	2,934,000	9,802
Godrej Properties, Ltd. *	India	238,193	5,906

Total			27,008

Utilities (2.6%)
Power Grid Corp. of India, Ltd.India		8,180,275	27,649

Total			27,649

Total Common Stocks (Cost: $888,060)			1,011,910

Preferred Stocks (3.7%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (3.7%)
Samsung Electronics Co., Ltd.	South Korea	1,205,793	39,004

Total			39,004

Total Preferred Stocks (Cost: $49,843)			39,004

Total Investments (99.2%) (Cost: $937,903)@			1,050,914

Other Assets, Less Liabilities (0.8%)			8,248

Net Assets (100.0%)			1,059,162

Investments by Country of Risk as a Percentage of Net Assets:
China	31.0%
India	20.6%
Taiwan	15.4%
South Korea	9.0%
Mexico	5.1%
Other	18.1%

Total	99.2%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $937,903 and the net unrealized appreciation of investments based on that cost was $113,009 which is comprised of $187,635 aggregate gross unrealized appreciation and $74,626 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$39,004	$—
Common Stocks
Consumer Discretionary	10,556	176,297	—
Consumer Staples	18,854	20,635	—
Energy	7,463	—	—
Financials	30,046	210,278	—
Industrials	9,627	84,201	—
Information Technology	8,687	197,734	—
Materials	33,569	12,278	—
All Others	—	191,685	—

Total Assets:	$118,802	$932,112	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand